Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade receivables
	As at December 31,
	2020	2019
Trade receivables	16,276,263	12,775,324
Bad debt provision for trade receivables	(4,923,646)	(2,299,558)
	11,352,617	10,475,766

Schedule of other receivables
	As at December 31,
	2020	2019
Other receivables	124,685	3,387
Prepayments	1,424,317	116,911
	1,549,002	120,298

Schedule of aging analysis of trade receivables
	As at December 31,
	2020	2019
Current	5,223,618	778,047
Past due for less than 4 months	3,852,158	2,458,705
Past due for more than 4 months	7,200,487	9,538,573
	16,276,263	12,755,324

Schedule of provision for doubtful debts
	2020	2019
As at January 1	2,299,558	1,294,097
Provision provided in the year	2,334,410	1,028,972
Translation adjustment	289,678	(23,481)
As at December 31	4,923,646	2,299,558